Leases (Commitments) (Details) (USD $)	12 Months Ended
	Jun. 29, 2011
Leases
Capital Leases, 2012	$ 5,367,000
Capital Leases, 2013	5,473,000
Capital Leases, 2014	5,581,000
Capital Leases, 2015	5,692,000
Capital Leases, 2016	5,806,000
Capital Leases, Thereafter	53,399,000
Capital Leases, Total minimum lease payments	81,318,000	[1]
Capital Leases, Imputed interest (average rate of 7%)	(31,212,000)
Capital Leases, Present value of minimum lease payments	50,106,000
Capital Leases, Less current installments	(2,091,000)
Capital Leases, Net minimum payments	48,015,000
Operating Leases, 2012	100,441,000
Operating Leases, 2013	94,315,000
Operating Leases, 2014	84,658,000
Operating Leases, 2015	73,473,000
Operating Leases, 2016	59,482,000
Operating Leases, Thereafter	129,085,000
Operating Leases, Total minimum lease payments	541,454,000	[1]
Capital Leases, average rate of imputed interest	7.00%
Capital Leases, Minimum sublease rentals	40,700,000
Operating Leases, Minimum sublease rentals	$ 59,100,000

[1]	Future minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Sublease rentals are approximately $40.7 million and $59.1 million for capital and operating subleases, respectively.